Villere Equity Fund
Villere Equity Fund
Investment Objective
The Villere Equity Fund (the “Equity Fund” or the “Fund”) seeks to achieve long-term growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Villere Equity Fund Investor Class
Redemption Fee (as a percentage of amount redeemed less than 60 days from purchase)	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Villere Equity Fund Investor Class
Management Fee	0.75%
Distribution and Service (12b-1) Fee	none
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.23%

Example
This Example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem (sell) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Equity Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
Villere Equity Fund | Investor Class | USD ($)	124	387	670	1,477

Portfolio Turnover
The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Equity Fund’s performance.  During the most recent fiscal year, the Equity Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies
The Equity Fund strives to be fully invested at all times.  Under normal market conditions, the Equity Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The Equity Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.  The Adviser utilizes a bottom-up approach to select domestic equity securities that it believes will offer growth regardless of the economic cycle, interest rates or political climate.  The Equity Fund may invest in companies of any capitalization size.  The Equity Fund primarily invests in common stocks of approximately 20 to 30 companies, but may also invest in preferred stocks, rights and warrants, and may occasionally invest in initial public offerings of companies.  The Equity Fund may invest up to 10% of its assets in foreign securities through American Depositary Receipts (“ADRs”).  Additionally, the Equity Fund may participate in securities lending arrangements with brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.

A stock will be considered for sale by the Equity Fund when its price-to-earnings ratio substantially exceeds its growth rate or when other factors indicate to the Adviser that its competitive advantage is lost.  Sales may also be made when consecutive quarterly disappointments occur, such as the company not meeting the Adviser’s goals in revenue, earnings or cash flow.

Principal Risks of Investing in the Equity Fund
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Equity Fund.  The following are the principal risks that could affect the value of your investment:

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Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Equity Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

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Equity Securities Risk:  The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Equity Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•	Management Risk: The Adviser may fail to implement the Equity Fund’s investment strategies and meet its investment objective.

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Large-Sized Companies Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

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Small- and Medium-Sized Companies Risk:  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

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Growth Style Investment Risk:  Growth-oriented funds may underperform when value investing is in favor.  In addition, growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

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ADR Risk:  The performance of foreign securities depends on the political, social, and economic environments and other overall economic conditions.  The Equity Fund may invest its assets in securities of foreign issuers in the form of ADRs, which are securities representing securities of foreign issuers.  A purchaser of unsponsored depositary receipts may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored depositary receipt.

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Initial Public Offering (“IPO”) Risk:  IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.

•
Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all.  As a result, the Equity Fund may lose money and there may be a delay in recovering the loaned securities.  The Equity Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

Performance
The following performance information provides some indication of the risks of investing in the Equity Fund.  The bar chart below illustrates how the Equity Fund’s total returns have varied from year to year.  The table below illustrates how the Equity Fund’s average annual total returns for the 1-year and since inception periods compare with that of a broad-based securities index and an additional index provided to offer a broader market perspective.  The Equity Fund’s past performance, before and after taxes, is not necessarily an indication of how the Equity Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.villere.com.

Calendar Year Total Returns as of December 31*

* The Equity Fund’s year-to-date return as of the most recent calendar quarter ended September 30, 2018 was 15.31%.
During the period shown in the bar chart, the Equity Fund’s highest quarterly return was 8.99% for the quarter ended September 30, 2016, and the lowest quarterly return was -12.11% for the quarter ended September 30, 2015.

Average Annual Total Returns as of December 31, 2017
Average Annual Returns - Villere Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception
Investor Class	Return Before Taxes	7.34%	2.86%
After Taxes on Distributions | Investor Class	Return After Taxes on Distributions	7.34%	2.67%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	4.15%	2.19%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	13.73%
Lipper Mid Cap Growth Fund Index (reflects no deduction for taxes)	Lipper Mid Cap Growth Fund Index (reflects no deduction for taxes)	25.90%	12.17%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases, the figure shown under “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the figure shown under “Return Before Taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.